SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023	Jul. 31, 2023
Product Information [Line Items]
Reverse stock split	1-for-10 reverse stock split
Operating leases, rent expense					$ 4,333
Term of contract					30 months
Lessee, Operating Lease, Renewal Term					1 year
Lessor sales type lease discount rate		2.00%			2.00%
Allowance for doubtful accounts		$ 0		$ 0
Allowance for doubtful accounts		0	$ 0	0	$ 0
Cash, uninsured amount		200,000
Impairment of long-lived assets		253
Research and development		238,000	1,062,000	5,092,000	5,821,000
Amortization		$ 4,752	$ 4,851	19,106	19,006
Operating leases, rent expense					$ 4,333
Allowance for inventory				$ 1,976
Subsequent Event [Member]
Product Information [Line Items]
Reverse stock split	1-for-10 reverse stock split
ViralClear Pharmaceuticals, Inc. [Member]
Product Information [Line Items]
Subsidiary, ownership percentage, noncontrolling owner		30.92%		30.92%
BioSig AI Sciences, Inc. [Member]
Product Information [Line Items]
Subsidiary, ownership percentage, noncontrolling owner		15.52%		15.52%
Viral Clear[Member]
Product Information [Line Items]
Subsidiary, ownership percentage, noncontrolling owner				30.92%	15.52%
Subsidiary, ownership percentage, parent				69.08%
BioSig AI Sciences, Inc. [Member]
Product Information [Line Items]
Subsidiary, ownership percentage, parent					84.48%		84.50%
ViralClear Pharmaceuticals, Inc. [Member]
Product Information [Line Items]
Non-controlling interest rate		69.08%		69.08%	69.08%
BioSig AI Sciences, Inc. [Member]
Product Information [Line Items]
Non-controlling interest rate		84.48%		84.48%	100.00%
Patents [Member]
Product Information [Line Items]
Finite-lived intangible asset, useful life		20 years				20 years
Minimum [Member]
Product Information [Line Items]
Property, plant and equipment, useful life		3 years		3 years
Maximum [Member]
Product Information [Line Items]
Property, plant and equipment, useful life		5 years		5 years
One Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage		93.00%	100.00%
Customer One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage				48.10%	44.40%
Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage		33.60%		62.30%	52.20%
Customer Two [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage				29.70%	44.40%
Customer Two [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage		30.80%		19.60%	47.80%
Customer Three [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage				22.20%	11.20%
Customer Three [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage		35.60%		18.00%